Omnibus Incentive Compensation Plan (Details Narrative) $ / shares in Units, $ in Thousands		6 Months Ended
	Jan. 01, 2025 $ / shares shares	Jun. 30, 2025 USD ($) shares	Jun. 30, 2024 USD ($)	Jan. 31, 2024 shares	Jan. 25, 2024 shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Units granted		1,050,000
Value of unvested units accrued distribution | $		$ 315
Share-Based Payment Arrangement, Noncash Expense | $		3,171	$ 3,517
Share-Based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Amount | $		$ 16,013
Share-Based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Period for Recognition		2 years 6 months
Omnibus Incentive Compensation Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of restricted common units issued and authorized					1,100,000
Omnibus Incentive Compensation Plan [Member] | Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of restricted common shares reserved for issuance				3,300,000
Amended and Restated Compensation Plan (the "Plan") [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Units granted	1,050,000
Grant-date fair value | $ / shares	$ 18.27
Number in annual installments for awards vested	3